Consolidated Statements of Shareholders' Equity (USD $)	Total	Class A Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
Balance at Dec. 31, 2011	$ 221,224,147	$ 6,090	$ 447,618,572	$ 0	$ (226,400,515)
Shares issued, beginning balance at Dec. 31, 2011		6,089,826
Issuance of Class A common shares	9,943,893	4,902	9,938,991
Issuance of Class A common shares (number of shares)		4,901,961
Issuance of non-vested Class A common share awards		10	(10)
Issuance of non-vested Class A common share awards (number of shares)		9,800
Cancellation of non-vested Class A common share awards		(1)	1
Cancellation of non-vested Class A common share awards (number of shares)		(184)
Share based compensation	2,536,702		2,536,702
Net Loss	(17,557,125)				(17,557,125)
Other comprehensive (loss) / income	(627,104)			(627,104)
Balance at Dec. 31, 2012	215,520,513	11,001	460,094,256	(627,104)	(243,957,640)
Shares issued, ending balance at Dec. 31, 2012		11,001,403
Issuance of Class A common shares	31,860,750	6,218	31,854,532
Issuance of Class A common shares (number of shares)		6,218,039
Issuance of non-vested Class A common share awards		450	(450)
Issuance of non-vested Class A common share awards (number of shares)		450,000
Share based compensation	1,855,253		1,855,253
Net Loss	(16,953,032)				(16,953,032)
Other comprehensive (loss) / income	367,293			367,293
Balance at Dec. 31, 2013	232,650,777	17,669	493,803,591	(259,811)	(260,910,672)
Shares issued, ending balance at Dec. 31, 2013		17,669,442
Issuance of Class A common shares	39,741,152	6,921	39,734,231
Issuance of Class A common shares (number of shares)		6,920,700
Cancellation of Class A common shares	(170,461)	(30)	(170,431)
Cancellation of Class A common shares (number of shares)		(30,000)
Issuance of non-vested Class A common share awards		252	(252)
Issuance of non-vested Class A common share awards (number of shares)		252,000
Cancellation of non-vested Class A common share awards		(3)	3
Cancellation of non-vested Class A common share awards (number of shares)		(3,000)
Share based compensation	1,866,431		1,866,431
Net Loss	(51,796,181)				(51,796,181)
Other comprehensive (loss) / income	108,825			108,825
Balance at Dec. 31, 2014	$ 222,400,543	$ 24,809	$ 535,233,573	$ (150,986)	$ (312,706,853)
Shares issued, ending balance at Dec. 31, 2014		24,809,142